Fixed Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 245,090	$ 187,912
Less: Accumulated depreciation	(105,881)	(70,890)
Fixed assets, net	139,209	117,022
Depreciation expenses	48,205	33,886	$ 31,368
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	236,470	178,334
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	6,358	7,481
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	1,925	1,779
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 337	$ 318